Employee Benefit Plans (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Healthcare cost trend rate assumed for next year	7.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%
Year that the rate reaches the ultimate trend rate	2017
Fair value of plan assets	$ 28.4	$ 28.8
Target allocation percentage of long term investment	95.00%
Target allocation percentage of short term investment	5.00%
U.S. Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Historical long-term asset mix examined, minimum	30.00%
Historical long-term asset mix examined maximum	50.00%
Target allocations of securities, minimum	50.00%
Target allocations of securities, maximum	70.00%
Expected percentage of long term weighted average return		6.75%	7.25%
U.S. Pension Plans [Member] | Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Historical long-term average return, minimum		8.00%
Historical long-term average return, maximum		10.00%
Target allocation percentage of securities	40.00%	50.00%
Expected percentage of long term investment return	9.00%	8.50%
U.S. Pension Plans [Member] | Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Historical long-term average return, minimum		5.00%
Historical long-term average return, maximum		7.00%
Target allocation percentage of securities	60.00%	50.00%
Expected percentage of long term investment return	5.25%	6.00%
U.S. Postretirement Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Expected percentage of long term average annual return		7.00%	7.00%
U.S. Postretirement Plans [Member] | Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Assumed allocation percentage of asset		50.00%	50.00%
U.S. Postretirement Plans [Member] | Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Assumed allocation percentage of asset		50.00%	50.00%
U.S. Pension And Postretirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	790.6	706.2
Postretirement Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Medicare Part D subsidies	0.7	1.2	2.1
Fair value of plan assets	$ 28.4	$ 28.8	$ 37.7	$ 44.6
Postretirement Plans [Member] | Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Target allocation percentage of securities	40.00%
Postretirement Plans [Member] | Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Target allocation percentage of securities	60.00%
Non-U.S. Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Expected percentage of long term weighted average return	5.60%
Non-U.S. Pension Plans [Member] | Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Target allocations of securities, minimum	30.00%
Target allocations of securities, maximum	50.00%
Expected percentage of long term weighted average return	8.30%
Target allocation percentage of securities	30.00%
Assumed allocation percentage of asset	32.00%
Non-U.S. Pension Plans [Member] | Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Expected percentage of long term weighted average return	4.50%
Target allocation percentage of securities	59.00%
Assumed allocation percentage of asset	68.00%
Non-U.S. Pension Plans [Member] | Corporate Bonds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Target allocations of securities, minimum	50.00%
Target allocations of securities, maximum	70.00%
Non-U.S. Pension Plans [Member] | Other Investment [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Target allocations of securities, minimum	0.00%
Target allocations of securities, maximum	15.00%
Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan asset investment period	5
Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan asset investment period	10